Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Shares subject to possible redemption		0	615,366
Common stock, par value	₪ 0.01	₪ 0.01	₪ 0.01
Common stock, shares authorized	200,000,000	200,000,000	150,000,000
Common stock, shares issued	70,500,117	69,750,117	68,711,584
Common stock, shares outstanding	70,500,117	69,750,117	68,711,584
Shares subject to possible redemption		0	615,366